Balances and Transactions with Related Parties and Affiliated Companies - Additional Information (Detail) - MXN ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [LineItems]
Expenses from uncollectibility balances due from related party	$ 0	$ 0	$ 0